Loans receivable, net	12 Months Ended
Dec. 31, 2016
Loans receivable, net
Loans receivable, net

5.      Loans receivable, net

The following is a summary of loans receivable:

	As of December 31,
	2015	2016
	RMB	RMB
Entrusted loan	3,600	—
Convertible loan (i)	549,145	—

Loans receivable - current portion	552,745	—
Loans receivable — non-current portion (ii)	—	73,330

(i) On July 22, 2015, the Group made a convertible loan investment of RMB558,000 (“Convertible Loan”) in BabyTree Inc. and its subsidiaries and VIE in PRC (collectively, “BabyTree”).

According to the terms of the Convertible Loan, the Convertible Loan bears no interest for the period before July 22, 2016 (“Maturity Date”), however, if the loan is not repaid at maturity on time, 12% per annum would be charged for the loan outstanding period. On or prior to the Maturity Date, if BabyTree completes its restructuring, the Group shall convert all outstanding loan balance into certain equity interests in BabyTree’s Chinese operation entity, subject to certain protective conversion price adjustments provisions (“Conversion Features”). If BabyTree could not complete the restructuring plan before the loan maturity date, the Group has the option, within 2 months after the Maturity Date, to convert all or a portion of the outstanding loan balance to shares of BabyTree Inc. (Cayman). If the loan is not converted upon maturity, BabyTree shall repay the principal. The Company has the right to make an additional RMB 186,000 loan with the same terms to BabyTree at the end of year 2015 (“Call Option”). If certain sales targets are not met by BabyTree before the year end, the Group has the right to demand early repayment of RMB 186,000 loan balance (“Put Option”).

The Conversion Features and the Put Option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. The Call Option was considered as a freestanding derivative and should be accounted for at fair value. As such, the initial fair value of RMB 16,000 of the Call Option was first allocated out from the initial Convertible Loan and recorded as a freestanding derivative instrument. The Call Option expired at the end of 2015 without exercise. As such, the Call Option value was written down to zero and recorded as loss included in others, net.

The difference of RMB 16,000 between the carrying value and face value of the Convertible Loan was treated as a discount on Convertible Loan and is amortized and recognized as interest income using the effective interest method.

To estimate the fair value of the Call Option, the Group used the Monte Carlo Simulation Model (“Binomial-Model”), which is based on the fair value of invested capital evaluated by market approach. The significant inputs for the valuation model included the following:

Transaction date
Risk free rate of interest	2.38%
Dividend Yield	0%
Maturity Date	2015/12/31
Volatility	55%

On March 16, 2016, the Group and BabyTree entered into an supplementary agreement to exercise the Put Option and the Group received a repayment of RMB186,000 from BabyTree. On September 8, 2016, the Group effected a conversion of the outstanding balance, amounted to RMB372,000, into investment of common shares of two main operating entities of BabyTree incorporated in Mainland China based on the terms of the Conversion Features. The conversion was effected via receiving proceeds of RMB372,000 from BabyTree and then subsequently transferring the proceeds to the two operating entities of BabyTree which issued the common shares to the Group upon the conversion. After the conversion, the investments in two main operating entities of BabyTree were accounted for as a long-term investment under the cost method, see Note 8 for more details.

The allocation and movement of the Convertible Loan is as following:

RMB
Initial investment amount	558,000
Allocation to the Call Option	(16,000)
Recognition of interest income	7,145

Balance as of December 31, 2015	549,145

Recognition of interest income	8,855
Repayment of convertible loan	(186,000)
Conversion to equity interest in Babytree	(372,000)

Balance as of December 31, 2016	—

(ii) In August 2016, the Group entered into definitive agreements for investing approximately RMB100,000 in a venture capital fund (“Fund”) set up to focus on investments in the culture and entertainment industries in China. The total RMB 100,000 consist of equity investment of RMB 26,670 (see Note 8) and RMB 73,330 loan with an annual interest rate of 4.35% and up to 10% based on different conditions. The contractual maturity date is earlier of invested company to repay all loans to the Fund or the Fund redeems its investment if the Fund issued loan to invested company, otherwise, the contractual maturity date is one year.